MML SERIES INVESTMENT FUND II
MML Blend Fund
Supplement dated February 7, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces the information for Greg Savage and Paul Whitehead found under the heading Portfolio Manager(s) in the section titled Management (on page 10 of the Prospectus):
Suzanne Ly, CFA is a Managing Director at BlackRock. She has managed the Fund since January 2025.
Peter Tsang is a Director at BlackRock. He has managed the Fund since January 2025.
Effective immediately, the following information replaces the information for Greg Savage and Paul Whitehead for BlackRock Investment Management, LLC found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 120 of the Prospectus:
Suzanne Ly, CFA
is jointly and primarily responsible for the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. She is also responsible for placing, and overseeing the execution of, trades on behalf of the MML iShares 60/40 Allocation Fund and MML iShares 80/20 Allocation Fund. Ms. Ly is a Managing Director of BlackRock, Inc. and Global Head of Model Portfolio Management within BlackRock’s Multi-Asset Strategies & Solutions Group. Prior to joining BlackRock in 2019, Ms. Ly was a Director at Mellon Capital Management as a systematic asset manager in the Multi-Asset Group.
Peter Tsang
is jointly and primarily responsible for the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. He is also responsible for placing, and overseeing the execution of, trades on behalf of the MML iShares 60/40 Allocation Fund and MML iShares 80/20 Allocation Fund. Mr. Tsang is a Director of BlackRock, Inc. and leads the U.S. Index Asset Allocation team within BlackRock’s Multi-Asset Strategies & Solutions Group. Mr. Tsang’s service with the firm began in 2006, including his years with Barclays Global Investors, which merged with BlackRock in 2009.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-24-07
B-24-01

MML SERIES INVESTMENT FUND II
MML iShares® 60/40 Allocation Fund
Supplement dated February 7, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces the information for Greg Savage and Paul Whitehead found under the heading Portfolio Manager(s) in the section titled Management (on page 51 of the Prospectus):
Suzanne Ly, CFA is a Managing Director at BlackRock. She has managed the Fund since January 2025.
Peter Tsang is a Director at BlackRock. He has managed the Fund since January 2025.
Effective immediately, the following information replaces the information for Greg Savage and Paul Whitehead for BlackRock Investment Management, LLC found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 120 of the Prospectus:
Suzanne Ly, CFA
is jointly and primarily responsible for the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. She is also responsible for placing, and overseeing the execution of, trades on behalf of the MML iShares 60/40 Allocation Fund and MML iShares 80/20 Allocation Fund. Ms. Ly is a Managing Director of BlackRock, Inc. and Global Head of Model Portfolio Management within BlackRock’s Multi-Asset Strategies & Solutions Group. Prior to joining BlackRock in 2019, Ms. Ly was a Director at Mellon Capital Management as a systematic asset manager in the Multi-Asset Group.
Peter Tsang
is jointly and primarily responsible for the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. He is also responsible for placing, and overseeing the execution of, trades on behalf of the MML iShares 60/40 Allocation Fund and MML iShares 80/20 Allocation Fund. Mr. Tsang is a Director of BlackRock, Inc. and leads the U.S. Index Asset Allocation team within BlackRock’s Multi-Asset Strategies & Solutions Group. Mr. Tsang’s service with the firm began in 2006, including his years with Barclays Global Investors, which merged with BlackRock in 2009.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-24-08
iS60/40Alloc-24-01

MML SERIES INVESTMENT FUND II
MML iShares® 80/20 Allocation Fund
Supplement dated February 7, 2025 to the
Prospectus dated May 1, 2024 and the
Summary Prospectus dated May 1, 2024
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective immediately, the following information replaces the information for Greg Savage and Paul Whitehead found under the heading Portfolio Manager(s) in the section titled Management (on page 60 of the Prospectus):
Suzanne Ly, CFA is a Managing Director at BlackRock. She has managed the Fund since January 2025.
Peter Tsang is a Director at BlackRock. He has managed the Fund since January 2025.
Effective immediately, the following information replaces the information for Greg Savage and Paul Whitehead for BlackRock Investment Management, LLC found under the heading Subadvisers and Portfolio Managers in the section titled Management of the Funds on page 120 of the Prospectus:
Suzanne Ly, CFA
is jointly and primarily responsible for the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. She is also responsible for placing, and overseeing the execution of, trades on behalf of the MML iShares 60/40 Allocation Fund and MML iShares 80/20 Allocation Fund. Ms. Ly is a Managing Director of BlackRock, Inc. and Global Head of Model Portfolio Management within BlackRock’s Multi-Asset Strategies & Solutions Group. Prior to joining BlackRock in 2019, Ms. Ly was a Director at Mellon Capital Management as a systematic asset manager in the Multi-Asset Group.
Peter Tsang
is jointly and primarily responsible for the day-to-day management of the MML Blend Fund’s portfolio, including setting the Fund’s overall investment strategy and overseeing the management of the Fund. He is also responsible for placing, and overseeing the execution of, trades on behalf of the MML iShares 60/40 Allocation Fund and MML iShares 80/20 Allocation Fund. Mr. Tsang is a Director of BlackRock, Inc. and leads the U.S. Index Asset Allocation team within BlackRock’s Multi-Asset Strategies & Solutions Group. Mr. Tsang’s service with the firm began in 2006, including his years with Barclays Global Investors, which merged with BlackRock in 2009.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
L8063-24-09
iS80/20Alloc-24-01